ACQUISITIONS AND DISPOSALS - Schedule of purchase price as of the date of acquisition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACQUISITIONS AND DISPOSALS
Goodwill	¥ 575,427	$ 83,429	¥ 581,877	$ 84,364	¥ 368,221	$ 57,782	¥ 213,656		¥ 210,443
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ACQUISITIONS AND DISPOSALS
Current assets								¥ 424
Property, plant and equipment, net								3,281
Intangible assets								5,053
Goodwill								3,213
Long-term deferred and other non-current								1,202
Current liabilities								(445)
Deferred tax liabilities								(1,250)
Total								¥ 11,478